4. Short-term investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 955,589	R$ 431,233
Private bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	731,061	77,080
Government bonds [Member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	32,701	41,104
Investment funds [member]
DisclosureOfShortTermInvestmentsLineItems [Line Items]
Short-term investments	R$ 191,827	R$ 313,049